The Company and Summary of Significant Accounting Policies (Tables) - Photomedex, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Clarified Specifications Regarding the Lease

Assets held for sale related to the Consumer Division consisted of the following as of December 31, 2016:

Inventory	$7,336
Property and equipment	911
Other assets	115
Assets held for sale as of December 31, 2016	$8,362

Schedule of Activity in the Warranty Accrual

The activity in the warranty accrual during the years ended December 31, 2016 and 2015 is summarized as follows:

	December 31,
	2016	2015
Accrual at beginning of year	$330	$529
Additions charged to warranty expense	56	130
Expiring warranties	(293)	(329)
Claims satisfied	-	-
Total	93	330
Less: current portion	(93)	(330)
Long term accrued warranty	$0	$0

Schedule of Basic and Diluted Loss Per Common Share Using Weighted-average Shares Outstanding

Basic and diluted loss per common share was calculated using the following weighted average shares outstanding for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Weighted average number of common and common equivalent shares outstanding:
Basic number of common shares outstanding	4,171,549	4,049,518
Dilutive effect of stock options and warrants	-	-
Diluted number of common and common stock equivalent shares outstanding	4,171,549	4,049,518